Exploration expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Schedule of exploration and evaluation expenses

	Consolidated Successor For the year ended December 31, 2020	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018
Geological and geophysical expenses	646	676	637	44
Salaries and social security charges	—	—	—	74
Employee benefits	—	—	—	16

Total exploration expenses	646	676	637	134